WARRANTS AND OPTIONS (Details Narrative) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Jul. 26, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jan. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Jun. 19, 2017	Sep. 16, 2016
Warrants And Options
Warrants and Rights Outstanding, Term				5 years		5 years						5 years	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,500,000				50,000	2,500.000		50,000	175,000			500,000	2,405,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.10		$ 0.26	$ 1.00	$ 0.10	$ 1.00				$ 0.50	$ 0.50	$ 1.00
Number of warrant issued and outstanding		55,220,633	750,000	3,395,000						2,245,000